Summarized Financial Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 168,849		¥ 230,255		$ 23,133
Non-current assets	258,931		176,504		35,473
Current liabilities	80,953		76,451		11,091
Non-current liabilities	63,215		67,700		8,660
Noncontrolling interests	10,122		9,517		1,387
Equity Method Investment Nonconsolidated Investee
Schedule of Equity Method Investments [Line Items]
Current assets	313,687		271,407		42,975
Non-current assets	148,546		154,364		20,351
Current liabilities	237,535		227,894		32,542
Non-current liabilities	31,428		30,226		4,306
Noncontrolling interests	2,638		2,461		$ 361
Total revenues	88,904	$ 12,180	60,042	¥ 42,123
Gross profit	56,675	7,764	40,304	23,925
Income from operations	11,670	1,599	8,120	617
Net (loss) income	13,317	1,824	9,544	(1,292)
Net (loss) income attributable to the investees	¥ 13,156	$ 1,802	¥ 9,493	¥ (1,239)